Financial Income and Expenses - Summary of Financial Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Net loss from revaluation of customer finance receivables	kr 90	kr 6	kr 209
Net loss on revaluation of investments in shares and participations	kr 303	kr 202	kr 186